Restructuring (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring [Line Items]
Restructuring liability			$ 2,200		$ 2,000	$ 4,200
					6,400
Cost of revenue	$ 31,380	$ 31,608	95,401	$ 103,580	136,787	165,022	$ 175,497
Selling general and administrative expenses	7,741	7,396	24,336	22,721	32,956	29,764	44,199
Restructuring sold amount						3,000
Recording a gain selling general and administrative expenses	$ 7,741	$ 7,396	$ 24,336	$ 22,721	$ 32,956	29,764	$ 44,199
Other Restructuring [Member]
Restructuring [Line Items]
Cost of revenue						5,600
Selling, General and Administrative Expenses [Member]
Restructuring [Line Items]
Selling general and administrative expenses						800
Recording a gain selling general and administrative expenses						$ 1,900